10-K Share-based compensation - Fair value assumptions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value assumptions
Expected volatility	82.00%
Expected life (years)	6 years 18 days	6 years 2 months 26 days
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	3.89%
Minimum
Fair value assumptions
Expected volatility		72.00%	72.00%	71.00%	68.00%
Expected life (years)			6 years 1 month 28 days	6 years 3 days	5 years 4 months 17 days
Risk-free interest rate		4.14%	3.81%	3.63%	3.13%
Maximum
Fair value assumptions
Expected volatility		74.00%	79.00%	74.00%	72.00%
Expected life (years)			6 years 2 months 26 days	6 years 7 days	6 years 8 months 23 days
Risk-free interest rate		4.15%	4.21%	4.52%	4.60%
Stock options
Fair value assumptions
Total intrinsic value of options exercised	$ 6,712	$ 125	$ 4,807	$ 208	$ 798
Total fair value of options vested	$ 3,524	$ 3,277	$ 5,256	$ 8,353	$ 10,221